Exploration Expense	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Exploration Expense

7.              Exploration Expense

For the three and six months ended June 30, 2018 and 2017, the Company incurred the following exploration expenses:

Three months ended June 30,			Six months ended June 30,
	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
BMSC	$1,239	$2,852	$3,231	$5,562
Timok – Upper Zone	-	6,399	4,620	13,724
Timok – Lower Zone	244	5,781	1,184	8,695
Other properties	138	147	742	341
	$1,621	$15,179	$9,777	$28,322